Shares of the Parent Company	12 Months Ended
Dec. 31, 2020
Shares of the Parent Company
Shares of the Parent Company

20. Shares of the Parent Company

Shares and share capital

Parent Company has one class of shares. Each share entitles the holder to  one vote at general meetings. The shares have no par value nor is there a minimum or maximum share capital or number of shares under the Articles of Association of Nokia Corporation. As of December 31, 2020, the share capital amounted to EUR 245 896 461.96 (EUR 245 896 461.96 in 2019) and consisted of 5 653 886 159 (5 640 536 159 in 2019) issued and fully paid shares.

Treasury shares

As of December 31, 2020, the number of Parent Company shares held by the Group companies was 36 389 799 (34 954 869  in 2019) representing 0.6% (0.6%  in 2019) of the share capital and total voting rights.

In 2020, under the authorization held by the Board of Directors, the Parent Company issued 13 350 000 new shares without consideration to itself to fulfill the company’s obligation under the Nokia Equity Programs.

In 2020, under the authorization held by the Board of Directors, the Parent Company issued 11 915 070 treasury shares to employees, including certain members of the Group Leadership Team, as settlement under Parent Company equity-based incentive plans and the employee share purchase plan. The shares were issued without consideration and in accordance with the rules of the plans.

Reconciliation of the number of shares outstanding at the beginning and at the end of the period

Number of shares 000s	2020	2019	2018
As of January 1	5 605 581	5 593 162	5 579 517
Settlement of share-based payments	11 915	12 396	13 221
Stock options exercised	–	23	424
As of December 31	5 617 496	5 605 581	5 593 162

Authorizations given to the Board of Directors

Authorization to issue shares and special rights entitling to shares

At the Annual General Meeting held on May 27, 2020, the shareholders authorized the Board of Directors to issue a maximum of  550  million shares through one or more issues of shares or special rights entitling to shares. The Board of Directors is authorized to issue either new shares or shares held by the Parent Company. The authorization included the right for the Board of Directors to resolve on all the terms and conditions of such share and special rights issuances, including issuance in deviation from the shareholders’ pre-emptive rights. The authorization may be used to develop the Parent Company’s capital structure, diversify the shareholder base, finance or carry out acquisitions or other arrangements, settle the Parent Company’s equity-based incentive plans, or for other purposes resolved by the Board of Directors. The authorization is effective until October 7, 2021 and terminated the previous authorizations to issue shares and special rights entitling to shares.

Authorization to repurchase shares

At the Annual General Meeting held on May 27, 2020, the shareholders authorized the Board of Directors to repurchase a maximum of 550 million shares. The amount corresponds to less than 10% of the total number of Parent Company’s shares. Shares may be repurchased to be cancelled, held to be reissued, transferred further or for other purposes resolved by the Board. The Board shall resolve on all other matters related to the repurchase of Nokia shares. The authorization is effective until October 7, 2021, and terminated the previous authorization to repurchase shares.